Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) Unit	Dec. 31, 2019 USD ($) Unit	Dec. 31, 2018 CNY (¥) Unit	Dec. 31, 2017 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company	2	2	2
Impairment loss on intangible assets excluding licensed copyrights	¥ 406	$ 58	¥ 5	¥ 139
Amortization expense of intangible assets and licensed copyrights	¥ 13,500	$ 1,900	¥ 12,500	¥ 7,900